Consolidated Statements of Changes in Partners' Capital (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Limited Partners Common
Distributions declared and paid	$ 0.94	$ 0.93	$ 0.93
Limited Partners Preferred
Distributions declared and paid	$ 0.87	$ 0.86	$ 0.86